GOODWILL AND OTHER INTANGIBLE ASSETS (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($)
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 3,058	$ 3,058	$ 3,061
Amortization		(2)	(3)
Additions		272
Balance at end of period		$ 3,328	$ 3,058
After tax discount rate applied to cash flow projections		7.50%	7.50%
2021
Changes in intangible assets other than goodwill [abstract]
Projected West Texas Intermediate prices | $ / bbl		45.00
2022
Changes in intangible assets other than goodwill [abstract]
Projected West Texas Intermediate prices | $ / bbl		56.00
2023
Changes in intangible assets other than goodwill [abstract]
Projected West Texas Intermediate prices | $ / bbl		60.20
2024
Changes in intangible assets other than goodwill [abstract]
Projected West Texas Intermediate prices | $ / bbl		63.45
Thereafter
Changes in intangible assets other than goodwill [abstract]
Average growth rate after 2024		2.00%
Minimum
Changes in intangible assets other than goodwill [abstract]
Cash flow forecast period		P18Y
Maximum
Changes in intangible assets other than goodwill [abstract]
Cash flow forecast period		P44Y
Oil Sands | Fort Hills CGU
Changes in intangible assets other than goodwill [abstract]
After tax discount rate applied to cash flow projections	7.50%	7.50%	7.50%
Taxes Effect Of Impairment Of Asset	$ 440		$ 910
Oil Sands | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	2,752	$ 2,752	2,752
Balance at end of period		2,752	2,752
Refining and Marketing | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	140	140	140
Balance at end of period		140	140
Refining and Marketing | Brand Name
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 166	166	169
Amortization		(2)	(3)
Additions		272
Balance at end of period		$ 436	$ 166